Segments (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of segments

	Central processing algorithm services	Total for the six months ended June 30, 2025
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	188,112,127	188,112,127	26,277,782
Cost of revenues	136,540,311	136,540,311	19,073,606
Gross profit	51,571,816	51,571,816	7,204,176
Depreciation and amortization	708,874	708,874	99,024
Total capital expenditures	-	-	-

	Central processing algorithm services	Total for the six months ended June 30, 2026
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	136,706,698	136,706,698	20,071,752
Cost of revenues	98,044,928	98,044,928	14,395,297
Gross profit	38,661,770	38,661,770	5,676,455
Depreciation and amortization	419,013	419,013	61,521
Total capital expenditures	-	-	-

Total assets as of:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Central processing algorithm services	2,462,524,963	2,209,700,873	324,435,960
Total assets	2,462,524,963	2,209,700,873	324,435,960

Schedule of disaggregation revenue

	For the six months ended June 30, 2025	For the six months ended June 30, 2026	For the six months ended June 30, 2026
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Mainland PRC revenues	142,800,304	74,260,052	10,903,118
Hong Kong revenues	45,311,823	62,446,646	9,168,634
Total revenues	188,112,127	136,706,698	20,071,752